Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Total Shareholders' Equity	Additional Paid-in Capital	Accumulated Distributions in Excess of Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interests	Class A Common Stock	Class B Common Stock
Balance at Dec. 31, 2008	$ 2,576,071	$ 2,572,348	$ 4,313,449	$ (1,733,341)	$ (7,951)	$ 3,723	$ 48	$ 143
Balance (in shares) at Dec. 31, 2008							47,757	143,269
Increase (Decrease) in Shareholders' Equity
Net (loss) income (excluding net income (loss) of $31 , $31 and $3,332 attributable to redeemable noncontrolling interests for December 31 2011, 2010 and 2009, respectively)	(112,077)	(112,335)		(112,335)		258
Net unrealized gain on derivative instruments	1,696	1,696			1,696
Net unrealized (loss) gain on marketable securities	35,594	35,594			35,594
Reversal of unrealized gain to recognized gain on marketable securities, net	(18,039)	(18,039)			(18,039)
Contributions from noncontrolling interests	188					188
Distributions declared ($0.63, $0.49 and $0.39 per weighted average number of common shares outstanding for December 31, 2011, 2010 and 2009, respectively)	(75,040)	(75,040)		(75,040)
Distribution reinvestment program (DRP)	37,302	37,302	37,300					2
Distribution reinvestment program (DRP) (in shares)							417	1,254
Stock based compensation expense	24	24	24
Balance at Dec. 31, 2009	2,445,719	2,441,550	4,350,773	(1,920,716)	11,300	4,169	48	145
Balance (in shares) at Dec. 31, 2009							48,174	144,523
Increase (Decrease) in Shareholders' Equity
Net (loss) income (excluding net income (loss) of $31 , $31 and $3,332 attributable to redeemable noncontrolling interests for December 31 2011, 2010 and 2009, respectively)	(94,738)	(95,843)		(95,843)		1,105
Net unrealized gain on derivative instruments	1,247	1,247			1,247
Net unrealized (loss) gain on marketable securities	13,742	13,742			13,742
Reversal of unrealized gain to recognized gain on marketable securities, net	(4,007)	(4,007)			(4,007)
Contributions from noncontrolling interests	151					151
De-consolidation of variable interest entity	(4,262)					(4,262)
Distributions declared ($0.63, $0.49 and $0.39 per weighted average number of common shares outstanding for December 31, 2011, 2010 and 2009, respectively)	(94,579)	(94,579)		(94,579)
Distribution reinvestment program (DRP)	32,731	32,731	32,729					2
Distribution reinvestment program (DRP) (in shares)							460	1,380
Shares returned from litigation settlement			4				(1)	(3)
Shares returned from litigation settlement (in shares)	(3,600)						(900)	(2,700)
Exercise of stock options	13	13	13
Exercise of stock options (in shares)								1
Stock based compensation expense	48	48	48
Balance at Dec. 31, 2010	2,296,065	2,294,902	4,383,567	(2,111,138)	22,282	1,163	47	144
Balance (in shares) at Dec. 31, 2010							47,734	143,204
Increase (Decrease) in Shareholders' Equity
Net (loss) income (excluding net income (loss) of $31 , $31 and $3,332 attributable to redeemable noncontrolling interests for December 31 2011, 2010 and 2009, respectively)	(72,609)	(72,609)		(72,609)
Distribution upon dissolution of partnership	(8,484)	(8,483)		(8,483)		(1)
Net unrealized gain on derivative instruments	1,211	1,211			1,211
Net unrealized (loss) gain on marketable securities	(3,486)	(3,486)			(3,486)
Reversal of unrealized gain to recognized gain on marketable securities, net	(277)	(277)			(277)
Contributions from noncontrolling interests	332					332
Distributions declared ($0.63, $0.49 and $0.39 per weighted average number of common shares outstanding for December 31, 2011, 2010 and 2009, respectively)	(120,647)	(120,647)		(120,647)
Distribution reinvestment program (DRP)	44,296	44,296	44,293				1	2
Distribution reinvestment program (DRP) (in shares)							644	1,933
Issuance of restricted common stock (in shares)							4	10
Amortization of equity awards	54	54	54
Stock based compensation expense	63	63	63
Balance at Dec. 31, 2011	$ 2,136,518	$ 2,135,024	$ 4,427,977	$ (2,312,877)	$ 19,730	$ 1,494	$ 48	$ 146
Balance (in shares) at Dec. 31, 2011							48,382	145,147